CONDENSED SCHEDULES OF INVESTMENTS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 26,102,024	$ 30,528,671
Percent of Members' Capital	2.65%	3.12%
Maximum
CONDENSED SCHEDULES OF INVESTMENTS
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	687,006	2,696,221
Percent of Members' Capital	0.07%	0.28%
Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	6,954,377	7,239,587
Percent of Members' Capital	0.71%	0.74%
Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	(4,545,601)	239,013
Percent of Members' Capital	(0.47%)	0.02%
Energy
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	3,679,754	(189,409)
Percent of Members' Capital	0.38%	(0.02%)
Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	13,153,432	(4,594,585)
Percent of Members' Capital	1.34%	(0.47%)
Metals
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	211,901	2,662,623
Percent of Members' Capital	0.02%	0.27%
Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	5,961,155	22,475,221
Percent of Members' Capital	0.60%	2.30%
Long Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	5,091,157	20,865,337
Percent of Members' Capital	0.51%	2.13%
Long Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	1,421	1,692
Net Unrealized Profit (Loss) on Open Positions	(785,953)	(904,240)
Percent of Members' Capital	(0.08%)	(0.09%)
Long Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	45	4,996
Net Unrealized Profit (Loss) on Open Positions	82,921	3,146,465
Percent of Members' Capital	0.01%	0.32%
Long Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	332,199,304	383,819,256
Net Unrealized Profit (Loss) on Open Positions	(8,001,592)	927,780
Percent of Members' Capital	(0.82%)	0.09%
Long Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	322	693
Net Unrealized Profit (Loss) on Open Positions	(3,058,740)	407,390
Percent of Members' Capital	(0.31%)	0.04%
Long Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	25,193	19,506
Net Unrealized Profit (Loss) on Open Positions	13,192,799	(5,225,777)
Percent of Members' Capital	1.34%	(0.53%)
Long Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	896	641
Net Unrealized Profit (Loss) on Open Positions	(3,038,004)	35,533
Percent of Members' Capital	(0.31%)	0.00%
Long Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	4,101	8,131
Net Unrealized Profit (Loss) on Open Positions	6,699,726	22,478,186
Percent of Members' Capital	0.68%	2.30%
Short Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	21,010,867	9,663,334
Percent of Members' Capital	2.14%	0.99%
Short Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	1,158	3,532
Net Unrealized Profit (Loss) on Open Positions	1,472,959	3,600,461
Percent of Members' Capital	0.15%	0.37%
Short Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	4,699	3,705
Net Unrealized Profit (Loss) on Open Positions	6,871,456	4,093,122
Percent of Members' Capital	0.70%	0.42%
Short Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	212,084,481	236,246,331
Net Unrealized Profit (Loss) on Open Positions	3,455,991	(688,767)
Percent of Members' Capital	0.35%	(0.07%)
Short Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	847	303
Net Unrealized Profit (Loss) on Open Positions	6,738,494	(596,799)
Percent of Members' Capital	0.69%	(0.06%)
Short Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	189	1,606
Net Unrealized Profit (Loss) on Open Positions	(39,367)	631,192
Percent of Members' Capital	0.00%	0.06%
Short Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	1,377	1,131
Net Unrealized Profit (Loss) on Open Positions	3,249,905	2,627,090
Percent of Members' Capital	0.33%	0.27%
Short Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	193	41
Net Unrealized Profit (Loss) on Open Positions	$ (738,571)	$ (2,965)
Percent of Members' Capital	(0.08%)	0.00%